Schedule of reclamation deposits (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Beginning Balance	$ 1,134,836	$ 9,839,371
Finance income	20,084	295,465
Release on sale of Mineral Ridge		(9,000,000)
Ending Balance	$ 1,154,920	$ 1,134,836